Equity_Retained Earnings(Details) $ in Thousands, ₩ in Millions		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2017 KRW (₩)
Retained Earnings Accumulated Deficit Abstract [Abstract]
Legal reserves	[1]	₩ 390,216				₩ 334,873
Voluntary reserves		982,000				982,000
Unappropriated retained earnings		15,910,225				13,727,331
Total		17,282,441	[2]	$ 15,529,893		₩ 15,044,204
Retained Earnings Restricted For Dividend At Subsidiaries Level Pursuant To Law And Regulations	[3]	₩ 3,130,765

[1]	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its net income after tax as reported in the separate statement of comprehensive income each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its share capital in accordance with Article 53 of the Financial Holding Company Act. The reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.
[2]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[3]	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to KRW 3,130,765 million as of December 31, 2018.